Segmented Reporting (Tables)	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
Summary of Segment Information

Year ended December 31, 2018 (millions of dollars)	Transmission	Distribution	Other	Consolidated
Revenues	1,688	4,422	—	6,110
Purchased power	—	2,899	—	2,899
Operation, maintenance and administration	424	608	23	1,055
Depreciation and amortization	435	395	—	830
Income (loss) before financing charges and income taxes	829	520	(23)	1,326

Capital investments	985	577	—	1,562

Year ended December 31, 2017 (millions of dollars)	Transmission	Distribution	Other	Consolidated
Revenues	1,581	4,366	—	5,947
Purchased power	—	2,875	—	2,875
Operation, maintenance and administration	391	599	24	1,014
Depreciation and amortization	420	390	—	810
Income (loss) before financing charges and income taxes	770	502	(24)	1,248

Capital investments	968	588	—	1,556
Total Assets by Segment:

December 31 (millions of dollars)	2018	2017
Transmission	13,877	13,523
Distribution	9,277	9,229
Other	2,415	2,862
Total assets	25,569	25,614
Total Goodwill by Segment:

December 31 (millions of dollars)	2018	2017
Transmission	157	157
Distribution	168	168
Total goodwill	325	325